Lease - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 4,168
Lessee, Operating Lease, Liability, to be Paid, Year Two	2,205
Lessee, Operating Lease, Liability, to be Paid, Year Three	1,396
Lessee, Operating Lease, Liability, to be Paid, Year Four	999
Lessee, Operating Lease, Liability, To Be Paid, After Year Four	3,419
Lessee, Operating Lease, Liability, to be Paid, Total	12,187
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(1,218)
Operating Lease, Liability	$ 10,969